Loss Per Share (Details) - Schedule of Potentially Dilutive Securities - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Potentially Dilutive Securities [Abstract]
Share options to employees	65,709,001	74,131,026	130,156,288
Total	65,709,001	74,131,026	130,156,288